Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 90,190	$ 164,199
Trade accounts receivable, net	2,680	2,588
Due from related parties (Note 4)	0	55
Prepayments and other assets	2,547	1,839
Inventories	4,407	3,434
Total current assets	99,824	172,115
Fixed assets
Advances for vessels under construction - related party (Notes 4, 5)	18,172	66,641
Vessels, net (Note 5)	1,315,485	1,120,070
Total fixed assets	1,333,657	1,186,711
Other non-current assets
Above market acquired charters (Note 6)	100,518	115,382
Deferred charges, net	3,482	645
Restricted cash (Note 7)	17,000	15,000
Prepayments and other assets	1,394	0
Total non-current assets	1,456,051	1,317,738
Total assets	1,555,875	1,489,853
Current liabilities
Current portion of long-term debt, net (Note 7)	11,922	4,579
Trade accounts payable	8,431	5,351
Due to related parties (Note 4)	22,154	17,497
Accrued liabilities (Note 9)	7,872	5,636
Deferred revenue, current (Note 4)	10,867	11,684
Total current liabilities	61,246	44,747
Long-term liabilities
Long-term debt, net (Note 7)	555,888	570,094
Deferred revenue	921	2,451
Total long-term liabilities	556,809	572,545
Total liabilities	$ 618,055	$ 617,292
Commitments and contingencies (Note 16)
Partners' capital
General Partner	$ 16,998	$ 15,602
Limited Partners - Common (120,409,456 and 104,079,960 units issued and outstanding at December 31, 2015 and 2014, respectively)	810,239	735,547
Limited Partners - Preferred (12,983,333 and 14,223,737 Class B units issued and outstanding at December 31, 2015 and 2014, respectively)	110,583	121,412
Total partners' capital	937,820	872,561
Total liabilities and partners' capital	$ 1,555,875	$ 1,489,853